Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Common stocks: 98.11%
Communication services: 7.80%
Diversified telecommunication services: 2.34%
Verizon Communications Incorporated	162,200	$ 6,781,582
Entertainment: 1.99%
Activision Blizzard Incorporated	73,500	5,769,015
Interactive media & services: 1.16%
Alphabet Incorporated Class A †	31,180	3,374,300
Media: 2.31%
Omnicom Group Incorporated	99,950	6,686,655
Consumer discretionary: 9.52%
Household durables: 1.69%
Whirlpool Corporation	31,200	4,885,920
Leisure products: 1.99%
Hasbro Incorporated	73,320	5,779,082
Specialty retail: 2.21%
CarMax Incorporated †	72,500	6,411,900
Textiles, apparel & luxury goods: 3.63%
Gildan Activewear Incorporated	198,400	5,868,672
HanesBrands Incorporated	536,200	4,670,302
		10,538,974
Consumer staples: 8.56%
Food products: 4.36%
General Mills Incorporated	60,015	4,609,151
Ingredion Incorporated	34,760	3,026,553
The Kraft Heinz Company	134,480	5,029,552
		12,665,256
Personal products: 2.43%
Unilever plc ADR	155,350	7,051,337
Tobacco: 1.77%
Philip Morris International Incorporated	53,700	5,127,813
Energy: 4.09%
Oil, gas & consumable fuels: 4.09%
EOG Resources Incorporated	37,000	4,488,100
The Williams Companies Incorporated	217,100	7,387,913
		11,876,013
Financials: 33.28%
Banks: 5.16%
JPMorgan Chase & Company	49,100	5,584,143
See accompanying notes to portfolio of investments

Allspring C&B Large Cap Value Portfolio  |  1

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Banks (continued)
PNC Financial Services Group Incorporated	18,550	$ 2,930,900
US Bancorp	141,600	6,458,376
		14,973,419
Capital markets: 11.43%
Brookfield Asset Management Incorporated Class A	198,860	9,567,155
London Stock Exchange Group plc ADR	343,700	8,104,446
State Street Corporation	124,620	8,517,777
The Charles Schwab Corporation	98,050	6,956,648
		33,146,026
Consumer finance: 1.16%
Synchrony Financial	103,100	3,376,525
Diversified financial services: 2.39%
Berkshire Hathaway Incorporated Class B †	24,680	6,930,144
Insurance: 13.14%
Arch Capital Group Limited †	192,180	8,786,470
Chubb Limited	27,150	5,132,708
Fidelity National Financial Incorporated	188,200	7,358,620
Globe Life Incorporated	53,200	5,170,508
Progressive Corporation	56,547	6,935,490
The Allstate Corporation	39,200	4,723,600
		38,107,396
Health care: 13.02%
Health care equipment & supplies: 6.12%
Becton Dickinson & Company	20,020	5,053,448
Dentsply Sirona Incorporated	181,770	5,956,603
Medtronic plc	76,600	6,734,672
		17,744,723
Health care providers & services: 3.94%
HCA Healthcare Incorporated	31,250	6,183,438
Laboratory Corporation of America Holdings	23,330	5,255,549
		11,438,987
Pharmaceuticals: 2.96%
Johnson & Johnson	53,250	8,591,355
Industrials: 11.85%
Aerospace & defense: 1.22%
Woodward Incorporated	37,939	3,530,983
Commercial services & supplies: 2.23%
IAA Incorporated †	174,040	6,484,730
Electrical equipment: 1.79%
AMETEK Incorporated	43,340	5,207,734
Machinery: 4.28%
ESAB Corporation	46,493	1,910,397
See accompanying notes to portfolio of investments

2  |  Allspring C&B Large Cap Value Portfolio

Portfolio of investments—August 31, 2022 (unaudited)

	Shares	Value
Machinery (continued)
PACCAR Incorporated	49,400	$ 4,322,994
Stanley Black & Decker Incorporated	70,110	6,176,691
		12,410,082
Trading companies & distributors: 2.33%
AerCap Holdings NV †	153,200	6,748,460
Information technology: 6.84%
Electronic equipment, instruments & components: 5.99%
Arrow Electronics Incorporated †	91,440	9,583,826
TE Connectivity Limited	61,835	7,804,195
		17,388,021
Software: 0.85%
Open Text Corporation	78,290	2,464,569
Real estate: 0.98%
Real estate management & development: 0.98%
CBRE Group Incorporated Class A †	35,960	2,839,402
Utilities: 2.17%
Gas utilities: 2.17%
Atmos Energy Corporation	55,460	6,288,055
Total Common stocks (Cost $236,004,656)		284,618,458

		Yield
Short-term investments: 1.67%
Investment companies: 1.67%
Allspring Government Money Market Fund Select Class ♠∞		2.09%	4,854,173	4,854,173
Total Short-term investments (Cost $4,854,173)				4,854,173
Total investments in securities (Cost $240,858,829)	99.78%			289,472,631
Other assets and liabilities, net	0.22			635,633
Total net assets	100.00%			$290,108,264

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments

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Portfolio of investments—August 31, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$12,217,232	$29,424,412	$(36,787,471)	$0	$0	$4,854,173	4,854,173	$26,280
See accompanying notes to portfolio of investments

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Notes to portfolio of investments—August 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Allspring Global Investments Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring C&B Large Cap Value Portfolio  |  5

Notes to portfolio of investments—August 31, 2022 (unaudited)

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$22,611,552	$0	$0	$22,611,552
Consumer discretionary	27,615,876	0	0	27,615,876
Consumer staples	24,844,406	0	0	24,844,406
Energy	11,876,013	0	0	11,876,013
Financials	96,533,510	0	0	96,533,510
Health care	37,775,065	0	0	37,775,065
Industrials	34,381,989	0	0	34,381,989
Information technology	19,852,590	0	0	19,852,590
Real estate	2,839,402	0	0	2,839,402
Utilities	6,288,055	0	0	6,288,055
Short-term investments
Investment companies	4,854,173	0	0	4,854,173
Total assets	$289,472,631	$0	$0	$289,472,631
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2022, the Portfolio did not have any transfers into/out of Level 3.

6  |  Allspring C&B Large Cap Value Portfolio